Annual Total Returns - Fidelity Managed Retirement 2030 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-05 - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Class K6
Bar Chart Table:
Annual Return 2020	14.07%